SUBORDINATED DEBTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Subordinated debt	R$ 50,337,854	R$ 52,241,332
Subordinated Debt Maturity 2023 [Member] | Subordinated Debt Region In Brazil [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt		2,430,244
Subordinated Debt Maturity 2023 [Member] | Subordinated Debt Region In Brazil [Member] | Original Term In Years 1 [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt		3,083,598
Subordinated Debt Maturity 2023 [Member] | Subordinated Debt Region In Brazil [Member] | Original Term In Years 0 [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	146,531	129,175
Nominal amount	89,700
Subordinated Debt Maturity 2024 [Member] | Subordinated Debt Region In Brazil [Member] | Original Term In Years 7 [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	133,720	118,737
Nominal amount	67,450
Subordinated Debt Maturity 2024 [Member] | Subordinated Debt Region In Brazil [Member] | Original Term In Years 8 [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	277,420	243,608
Nominal amount	136,695
Subordinated Debt Maturity 2024 [Member] | Subordinated Debt Region In Brazil [Member] | Original Term In Years 9 [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	2,976,339	2,581,541
Nominal amount	2,368,200
Subordinated Debt Maturity 2025 [Member] | Subordinated Debt Region In Brazil [Member] | Original Term In Years 7 [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	5,952,305	5,211,294
Nominal amount	3,871,906
Subordinated Debt Maturity 2025 [Member] | Subordinated Debt Region In Brazil [Member] | Original Term In Years 8 [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	3,669,281	3,642,764
Nominal amount	3,328,102
Subordinated Debt Maturity 2025 [Member] | Subordinated Debt Region In Brazil [Member] | Original Term In Years 9 [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	10,634	12,354
Nominal amount	3,924
Subordinated Debt Maturity 2025 [Member] | Subordinated Debt Region In Brazil [Member] | Original Term In Years 10 [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt		1,643,525
Subordinated Debt Maturity 2027 [Member] | Subordinated Debt Region In Brazil [Member] | Original Term In Years 7 [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	566,936	492,360
Nominal amount	401,060
Subordinated Debt Maturity 2027 [Member] | Subordinated Debt Region In Brazil [Member] | Original Term In Years 9 [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	677,550	616,544
Nominal amount	362,212
Subordinated Debt Maturity 2027 [Member] | Subordinated Debt Region In Brazil [Member] | Original Term In Years 10 [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	501,506	438,172
Nominal amount	196,196
Subordinated Debt Maturity 2027 [Member] | Subordinated Debt Region In Brazil [Member] | Original Term In Years 11 [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	91,696	80,272
Nominal amount	47,046
Subordinated Debt Maturity 2026 [Member] | Subordinated Debt Region In Brazil [Member] | Original Term In Years 8 [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	1,066,237	932,713
Nominal amount	694,800
Subordinated Debt Maturity 2026 [Member] | Subordinated Debt Region In Brazil [Member] | Original Term In Years 10 [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	959,846	827,974
Nominal amount	284,137
Subordinated Debt Maturity 2026 [Member] | Subordinated Debt Region In Brazil [Member] | Original Term In Years 11 [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	4,133	6,907
Nominal amount	2,500
Subordinated Debt Maturity 2028 [Member] | Subordinated Debt Region In Brazil [Member] | Original Term In Years 8 [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	78,390	67,985
Nominal amount	55,437
Subordinated Debt Maturity 2028 [Member] | Subordinated Debt Region In Brazil [Member] | Original Term In Years 10 [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	472,023	423,111
Nominal amount	256,243
Subordinated Debt Maturity 2028 [Member] | Subordinated Debt Region In Brazil [Member] | Original Term In Years 11 [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	143,520	129,311
Nominal amount	74,764
Subordinated Debt Maturity 2030 [Member] | Subordinated Debt Region In Brazil [Member] | Original Term In Years 8 [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	190,207	171,951
Nominal amount	134,500
Subordinated Debt Maturity 2030 [Member] | Subordinated Debt Region In Brazil [Member] | Original Term In Years 10 [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	451,350	402,261
Nominal amount	248,300
Subordinated Debt Maturity 2031 [Member] | Subordinated Debt Region In Brazil [Member] | Original Term In Years 10 [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	9,973,583	8,618,267
Nominal amount	7,270,000
Subordinated Debt Maturity 2032 [Member] | Subordinated Debt Region In Brazil [Member] | Original Term In Years 10 [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	6,714,453	5,813,434
Nominal amount	5,378,500
Subordinated Debt Maturity 2033 [Member] | Subordinated Debt Region In Brazil [Member] | Original Term In Years 10 [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	557,446
Nominal amount	531,000
Subordinated Debt Maturity Perpetual [Member] | Subordinated Debt Region In Brazil [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	14,722,748	R$ 14,123,230
Nominal amount	R$ 13,798,555